UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund
The fund's portfolio
2/28/11 (Unaudited)

CORPORATE BONDS AND NOTES (89.5%)(a)
		Principal amount	Value

Advertising and marketing services (0.5%)
Affinion Group, Inc. company guaranty sr. unsec. sub.
notes 11 1/2s, 2015		$1,785,000	$1,878,713
Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018		1,430,000	1,369,225
Lamar Media Corp. company guaranty sr. sub. notes
7 7/8s, 2018		535,000	575,125
			3,823,063

Automotive (2.3%)
Affinia Group Inc. 144A company guaranty sr. notes
11 5/8s, 2015		1,405,000	1,457,688
Affinia Group Inc. 144A sr. sub. notes 9s, 2014		620,000	632,400
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 5 1/4s, 2014		3,360,000	3,393,600
Dana Holding Corp. sr. unsec. notes 6 3/4s, 2021		855,000	865,688
Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s,
2020		1,925,000	2,194,500
Ford Motor Credit Co., LLC sr. unsec. unsub. notes
5 3/4s, 2021		415,000	409,699
Lear Corp. company guaranty sr. unsec. bonds 7 7/8s,
2018		345,000	380,363
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020		1,460,000	1,635,200
Motors Liquidation Co. sr. unsec. notes 8 1/4s, 2023
(In default) (NON)		1,575,000	504,000
Motors Liquidation Co. sr. unsec. unsub. notes 8 3/8s,
2033 (In default) (NON)		4,385,000	1,458,013
Navistar International Corp. sr. notes 8 1/4s, 2021		2,210,000	2,442,050
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	1,000,000	1,458,563
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		$1,080,000	1,193,400
Uncle Acquisition 2010 Corp. 144A sr. notes 8 5/8s,
2019		700,000	745,500
			18,770,664

Basic materials (7.8%)
Associated Materials, LLC 144A company guaranty sr.
notes 9 1/8s, 2017		1,795,000	1,940,844
Atkore International, Inc. 144A sr. notes 9 7/8s, 2018		1,570,000	1,709,338
Celanese US Holdings, LLC 144A company guaranty sr.
notes 6 5/8s, 2018 (Germany)		710,000	741,950
Chemtura Corp. 144A company guaranty sr. unsec. notes
7 7/8s, 2018		350,000	373,625
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.302s, 2013 (Netherlands)		590,000	570,825
Compass Minerals International, Inc. company guaranty
sr. unsec. notes 8s, 2019		1,975,000	2,152,750
Edgen Murray Corp. company guaranty sr. notes 12 1/4s,
2015		630,000	601,650
Exopack Holding Corp. company guaranty sr. unsec.
notes 11 1/4s, 2014		1,825,000	1,891,156
Ferro Corp. sr. unsec. notes 7 7/8s, 2018		2,350,000	2,502,750
FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)		1,185,000	1,234,673
FMG Resources August 2006 Pty, Ltd. 144A sr. notes
6 7/8s, 2018 (Australia)		2,020,000	2,054,887
Georgia-Pacific, LLC 144A company guaranty sr. unsec.
notes 7s, 2015		197,000	203,895
Graphic Packaging International, Inc. company guaranty
sr. unsec. notes 7 7/8s, 2018		665,000	718,200
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes 8 7/8s, 2018		435,000	467,081
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC 144A sr. notes 9s, 2020		745,000	792,494
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 8 5/8s, 2020		795,000	882,450
Huntsman International, LLC 144A company guaranty sr.
unsec. sub. notes 8 5/8s, 2021		750,000	832,500
Ineos Finance PLC 144A company guaranty sr. notes 9s,
2015 (United Kingdom)		760,000	836,000
Ineos Group Holdings PLC company guaranty sr. unsec.
notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)	EUR	1,195,000	1,623,331
KRATON Polymers, LLC/KRATON Polymers Capital Corp.
144A sr. notes 6 3/4s, 2019		$535,000	545,700
Kronos International, Inc. sr. notes 6 1/2s, 2013
(Germany)	EUR	1,200,000	1,668,485
Lyondell Chemical Co. sr. notes 11s, 2018		$6,109,692	7,010,872
Lyondell Chemical Co. 144A company guaranty sr. notes
8s, 2017		2,011,000	2,263,632
Momentive Performance Materials, Inc. company guaranty
sr. notes 12 1/2s, 2014		690,000	770,213
Momentive Performance Materials, Inc. 144A notes 9s,
2021		2,510,000	2,670,013
Nalco Co. 144A sr. notes 6 5/8s, 2019		615,000	635,756
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		2,210,000	2,204,475
Novelis, Inc. company guaranty sr. unsec. notes

7 1/4s, 2015		1,600,000	1,640,000
Novelis, Inc. 144A company guaranty sr. notes 8 3/4s,
2020		2,610,000	2,877,525
Old All, Inc. company guaranty sr. unsec. notes 9s,
2014 (In default) (F)(NON)		1,905,000	2
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	495,000	785,018
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$675,000	779,625
Rhodia SA 144A sr. notes 6 7/8s, 2020 (France)		635,000	650,081
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		2,125,000	2,500,832
Sappi Papier Holding GmbH 144A company guaranty
6 3/4s, 2012 (Austria)		740,000	771,450
Smurfit Capital Funding PLC company guaranty sr.
unsec. unsub. notes 7 1/2s, 2025 (Ireland)		70,000	65,800
Smurfit Kappa Funding PLC sr. sub. notes 7 3/4s, 2015
(Ireland)	EUR	175,000	248,338
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$1,722,000	1,765,050
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017		1,045,000	1,156,031
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020		1,335,000	1,458,488
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		1,835,000	1,935,925
TPC Group, LLC 144A sr. notes 8 1/4s, 2017		1,400,000	1,489,250
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		1,550,000	1,623,625
USG Corp. 144A company guaranty sr. notes 8 3/8s, 2018		610,000	640,119
Vartellus Specialties, Inc. 144A company guaranty sr.
notes 9 3/8s, 2015		810,000	871,256
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016		190,000	201,875
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. notes FRN Ser. B, 4.054s, 2014		860,000	855,700
Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes
11 1/2s, 2014		730,000	804,825
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 8 3/4s, 2019		740,000	773,300
			63,793,660

Broadcasting (2.6%)
Belo Corp. sr. unsec. unsub. notes 8s, 2016		405,000	441,956
Citadel Broadcasting Corp. 144A company guaranty sr.
unsec. notes 7 3/4s, 2018		495,000	530,888
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		1,345,000	1,311,375
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014		1,305,000	1,187,550
Clear Channel Communications, Inc. 144A company
guaranty sr. notes 9s, 2021		1,185,000	1,208,700
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2017		275,000	305,250
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		2,170,000	2,414,125
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 7 5/8s, 2016		840,000	924,000
DISH DBS Corp. company guaranty 7 1/8s, 2016		1,445,000	1,542,538
DISH DBS Corp. company guaranty sr. unsec. notes
7 7/8s, 2019		1,820,000	1,972,425
Gray Television, Inc. company guaranty sr. notes
10 1/2s, 2015		1,740,000	1,848,750
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
company guaranty sr. notes 8 7/8s, 2017		1,745,000	1,893,325
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		555,000	627,844
Univision Communications, Inc. 144A company guaranty
sr. unsec. notes 8 1/2s, 2021		2,030,000	2,116,275
Univision Communications, Inc. 144A sr. notes 7 7/8s,
2020		35,000	37,538
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		1,030,000	1,228,275
XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s,
2018		1,750,000	1,855,000
			21,445,814

Building materials (1.5%)
Building Materials Corp. 144A company guaranty sr.
notes 7 1/2s, 2020		1,335,000	1,391,738
Building Materials Corp. 144A sr. notes 7s, 2020		580,000	611,175
Building Materials Corp. 144A sr. notes 6 7/8s, 2018		615,000	630,375
Nortek, Inc. company guaranty sr. notes 11s, 2013		2,270,866	2,418,472
Nortek, Inc. 144A company guaranty sr. unsec. notes
10s, 2018		985,000	1,051,488
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		2,310,000	2,714,250
Ply Gem Industries, Inc. 144A sr. notes 8 1/4s, 2018		570,000	583,538
Roofing Supply Group, LLC/Roofing Supply Finance, Inc.
144A sr. notes 8 5/8s, 2017		2,435,000	2,578,056
			11,979,092

Cable television (1.9%)
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		855,000	869,963
Bresnan Broadband Holdings, LLC 144A company guaranty
sr. unsec. unsub. notes 8s, 2018		625,000	660,938
Cablevision Systems Corp. sr. unsec. unsub. notes
8 5/8s, 2017		1,620,000	1,814,400

Cablevision Systems Corp. sr. unsec. unsub. notes 8s,
2020		470,000	512,300
Cablevision Systems Corp. sr. unsec. unsub. notes
7 3/4s, 2018		880,000	941,600
CCH II, LLC/CCH II Capital company guaranty sr. unsec.
notes 13 1/2s, 2016		1,789,581	2,167,630
CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2018		710,000	757,925
CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsub. notes 7s, 2019		1,720,000	1,754,400
Cequel Communications Holdings I LLC/Cequel Capital
Corp. 144A sr. notes 8 5/8s, 2017		3,685,000	3,896,888
Charter Communications Operating LLC/Charter
Communications Operating Capital 144A company guaranty
sr. notes 8s, 2012		700,000	736,750
CSC Holdings LLC sr. notes 6 3/4s, 2012		146,000	152,023
CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014		250,000	280,000
Mediacom Broadband, LLC/Mediacom Broadband Corp. sr.
unsec. unsub. notes 8 1/2s, 2015		115,000	119,600
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		390,000	414,375
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)		730,000	842,238
			15,921,030

Capital goods (4.8%)
Alliant Techsystems, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2020		340,000	351,900
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		2,210,400	2,409,336
Altra Holdings, Inc. company guaranty sr. notes
8 1/8s, 2016		2,435,000	2,599,363
Ardagh Packaging Finance PLC sr. notes Ser. REGS,
7 3/8s, 2017 (Ireland)	EUR	130,000	185,418
Ardagh Packaging Finance PLC 144A company guaranty sr.
notes 7 3/8s, 2017 (Ireland)	EUR	480,000	690,377
BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		$410,000	425,375
Berry Plastics Corp. company guaranty sr. notes
9 1/2s, 2018		885,000	887,213
Berry Plastics Corp. 144A sr. notes 9 3/4s, 2021		915,000	917,288
Briggs & Stratton Corp. company guaranty sr. unsec.
notes 6 7/8s, 2020		1,235,000	1,302,925
Crown Americas, LLC/Crown Americas Capital Corp. III
144A sr. notes 6 1/4s, 2021		1,225,000	1,237,250
Crown European Holdings SA 144A sr. notes 7 1/8s, 2018
(France)	EUR	370,000	543,325
Exide Technologies 144A sr. notes 8 5/8s, 2018		$825,000	879,656
Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		1,745,000	1,967,488
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		3,260,000	3,830,771
Mueller Water Products, Inc. company guaranty sr.
unsec. notes 7 3/8s, 2017		780,000	760,500
Mueller Water Products, Inc. company guaranty sr.
unsec. unsub. notes 8 3/4s, 2020		245,000	271,338
Polypore International, Inc. 144A sr. notes 7 1/2s,
2017		990,000	1,024,650
Pregis Corp. company guaranty sr. sub. notes 12 3/8s,
2013		945,000	952,088
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A company guaranty sr. notes 7 3/4s, 2016
(Luxembourg)		780,000	830,700
Reynolds Group Issuer, Inc. 144A sr. notes 9s, 2019		1,610,000	1,678,425
Reynolds Group Issuer, Inc. 144A sr. notes 7 1/8s, 2019		1,135,000	1,163,375
Reynolds Group Issuer, Inc. 144A sr. notes 6 7/8s,
2021 (New Zealand)		305,000	305,763
Reynolds Group Issuer, Inc. 144A sr. unsec. notes
8 1/4s, 2021 (New Zealand)		440,000	441,100
Ryerson Holding Corp. sr. disc. notes zero %, 2015		1,335,000	714,225
Ryerson, Inc. company guaranty sr. notes 12s, 2015		2,985,000	3,208,875
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
7 3/4s, 2018		625,000	672,656
Tenneco, Inc. 144A company guaranty sr. notes 6 7/8s,
2020		1,240,000	1,286,500
Terex Corp. sr. unsec. sub. notes 8s, 2017		1,605,000	1,681,238
Thermadyne Holdings Corp. 144A sr. notes 9s, 2017		2,020,000	2,133,625
Thermon Industries, Inc. company guaranty sr. notes
9 1/2s, 2017		1,700,000	1,840,250
TransDigm, Inc. 144A sr. sub. notes 7 3/4s, 2018		1,865,000	2,009,538
			39,202,531

Coal (1.8%)
Arch Coal, Inc. company guaranty sr. unsec. notes
7 1/4s, 2020		1,370,000	1,455,625
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		1,286,000	1,298,860
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2020		2,950,000	3,252,375
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8s, 2017		1,735,000	1,882,475
International Coal Group, Inc. sr. notes 9 1/8s, 2018		1,990,000	2,223,825
Peabody Energy Corp. company guaranty 7 3/8s, 2016		3,985,000	4,503,050
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020		150,000	160,500
			14,776,710

Commercial and consumer services (2.0%)

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s,
2018		635,000	674,688
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		570,000	615,600
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		2,270,000	2,479,975
Interactive Data Corp. 144A company guaranty sr. notes
10 1/4s, 2018		3,285,000	3,679,200
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		1,958,000	2,036,320
PHH Corp. 144A sr. unsec. notes 9 1/4s, 2016		805,000	873,425
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016		2,700,000	2,619,000
Travelport LLC company guaranty 11 7/8s, 2016		1,055,000	993,019
Travelport LLC company guaranty 9 7/8s, 2014		1,155,000	1,127,569
Travelport, LLC/Travelport, Inc. company guaranty sr.
unsec. notes 9s, 2016		1,620,000	1,530,900
			16,629,696

Consumer (1.0%)
Jarden Corp. company guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR	250,000	360,117
Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		$605,000	662,475
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		2,255,000	2,398,756
Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s,
2020		1,240,000	1,274,100
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015		2,545,000	2,662,706
YCC Holdings, LLC/Yankee Finance, Inc. 144A sr. unsec.
notes 10 1/4s, 2016		860,000	885,800
			8,243,954

Consumer staples (7.7%)
ACCO Brands Corp. company guaranty sr. notes 10 5/8s,
2015		1,020,000	1,152,600
Archibald Candy Corp. company guaranty sub. notes 10s,
2011 (In default) (F)(NON)		415,457	13,295
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 9 5/8s, 2018		365,000	407,888
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2016		1,475,000	1,537,688
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 5/8s, 2014		1,358,000	1,397,043
Bumble Bee Acquisition Corp. 144A company guaranty sr.
notes 9s, 2017		1,330,000	1,436,400
Burger King Corp. company guaranty sr. unsec. notes
9 7/8s, 2018		1,050,000	1,120,875
Central Garden & Pet Co. company guaranty sr. sub.
notes 8 1/4s, 2018		1,880,000	1,976,350
CKE Restaurants, Inc. company guaranty sr. notes
11 3/8s, 2018		1,425,000	1,599,563
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)		70,821	71,883
Claires Escrow Corp. 144A sr. notes 8 7/8s, 2019		1,175,000	1,179,406
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		1,935,000	2,080,125
Darling International, Inc. 144A company guaranty sr.
unsec. notes 8 1/2s, 2018		375,000	404,531
Dave & Buster's, Inc. company guaranty sr. unsec.
unsub. notes 11s, 2018		1,730,000	1,937,600
Dean Foods Co. company guaranty sr. unsec. unsub.
notes 7s, 2016		1,830,000	1,738,500
Dean Foods Co. 144A sr. notes 9 3/4s, 2018		365,000	378,688
DineEquity, Inc. 144A sr. unsec. notes 9 1/2s, 2018		1,405,000	1,520,913
Dole Food Co. sr. notes 13 7/8s, 2014		741,000	906,799
Dole Food Co. 144A sr. notes 8s, 2016		841,000	897,768
Dunkin Finance Corp. 144A sr. notes 9 5/8s, 2018		675,000	683,438
Elizabeth Arden, Inc. 144A sr. unsec. unsub. notes
7 3/8s, 2021		1,415,000	1,485,750
Harry & David Operations Corp. company guaranty sr.
unsec. notes 9s, 2013 (In default) (NON)		1,555,000	614,225
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 5.3s, 2012 (In default) (NON)		800,000	304,000
Hertz Corp. 144A company guaranty sr. notes 6 3/4s,
2019		600,000	612,000
Hertz Corp. 144A company guaranty sr. unsec. notes
7 1/2s, 2018		570,000	603,488
Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s,
2015 (Netherlands)	EUR	1,450,000	2,176,801
JBS USA LLC/JBS USA Finance, Inc. company guaranty sr.
unsec. notes 11 5/8s, 2014		$585,000	684,450
Landry's Restaurants, Inc. 144A company guaranty sr.
notes 11 5/8s, 2015		625,000	678,125
Libbey Glass, Inc. sr. notes 10s, 2015		925,000	1,010,563
Michael Foods, Inc. 144A sr. notes 9 3/4s, 2018		715,000	782,925
Pinnacle Foods Finance LLC/Pinnacle Foods Finance
Corp. company guaranty sr. unsec. notes 9 1/4s, 2015		1,285,000	1,339,613
Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		1,220,000	1,285,575
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018		620,000	653,325
Reddy Ice Corp. company guaranty sr. notes 11 1/4s,
2015		1,700,000	1,785,000
Revlon Consumer Products Corp. company guaranty notes
9 3/4s, 2015		1,050,000	1,139,250
Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019		515,000	567,144

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017	780,000	784,875
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017	1,885,000	1,734,200
Rite Aid Corp. company guaranty sr. unsub. notes 8s,
2020	445,000	481,156
Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017	995,000	1,088,281
RSC Equipment Rental, Inc. 144A sr. unsec. notes
8 1/4s, 2021	815,000	861,863
Service Corporation International sr. notes 7s, 2019	660,000	681,450
Service Corporation International sr. notes 7s, 2017	205,000	218,325
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	2,005,000	2,130,313
Simmons Foods, Inc. 144A sr. notes 10 1/2s, 2017	1,000,000	1,075,000
Smithfield Foods, Inc. company guaranty sr. notes 10s,
2014	2,325,000	2,743,500
Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019
(PIK)	2,056,466	2,313,524
Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018	1,065,000	1,192,800
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	2,260,000	2,260,000
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	1,510,000	1,823,325
United Rentals North America, Inc. company guaranty
sr. unsec. sub. notes 8 3/8s, 2020	620,000	654,100
Wendy's/Arby's Restaurants LLC company guaranty sr.
unsec. unsub. notes 10s, 2016	2,980,000	3,315,250
West Corp. 144A sr. notes 7 7/8s, 2019	1,240,000	1,272,550
West Corp. 144A sr. unsec. notes 8 5/8s, 2018	690,000	731,400
		63,525,499

Energy (oil field) (1.2%)
Complete Production Services, Inc. company guaranty
8s, 2016	1,255,000	1,327,163
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)	1,725,000	1,772,438
Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A
company guaranty sr. notes 7 1/8s, 2018	1,550,000	1,604,250
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	3,695,000	3,842,800
Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017	790,000	784,075
Trico Shipping AS 144A sr. notes 13 7/8s, 2014
(Norway) (In default) (NON)	1,022,498	841,005
		10,171,731

Entertainment (0.7%)
AMC Entertainment Holdings, Inc. 144A sr. sub. notes
9 3/4s, 2020	2,490,000	2,670,525
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp. 144A company guaranty sr. unsec.
notes 9 1/8s, 2018	255,000	277,950
Cinemark, Inc. company guaranty sr. unsec. notes
8 5/8s, 2019	655,000	713,950
Regal Entertainment Group company guaranty sr. unsec.
notes 9 1/8s, 2018	1,175,000	1,257,250
Universal City Development Partners, Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015	625,000	682,813
		5,602,488

Financials (9.8%)
ABN Amro North American Holding Preferred Capital
Repackage Trust I 144A jr. sub. bonds FRB
6.523s, perpetual maturity	1,015,000	933,800
ACE Cash Express, Inc. 144A sr. notes 11s, 2019	1,190,000	1,224,213
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	895,000	1,010,231
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2020	795,000	895,369
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2 1/2s, 2014	821,000	806,760
Ally Financial, Inc. unsec. sub. notes 8s, 2018	905,000	1,000,025
Ally Financial, Inc. 144A company guaranty notes
6 1/4s, 2017	1,235,000	1,289,031
Ally Financial, Inc. 144A company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	2,620,000	2,865,625
American International Group, Inc. jr. sub. bonds FRB
8.175s, 2058	1,900,000	2,085,250
BAC Capital Trust VI bank guaranty jr. unsec. sub.
notes 5 5/8s, 2035	1,130,000	979,898
BAC Capital Trust XI bank guaranty jr. unsec. sub.
notes 6 5/8s, 2036	990,000	964,567
BankAmerica Capital II bank guaranty jr. unsec. sub.
notes 8s, 2026	405,000	411,075
Capital One Capital IV company guaranty jr. unsec.
sub. notes FRN 6.745s, 2037	1,365,000	1,370,119
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2020	485,000	500,156
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017	1,040,000	1,225,900
CIT Group, Inc. sr. bonds 7s, 2017	8,554,172	8,618,328
CIT Group, Inc. sr. bonds 7s, 2016	3,752,978	3,785,817
CIT Group, Inc. sr. bonds 7s, 2015	1,661,786	1,684,636
CNO Financial Group, Inc. 144A company guaranty sr.
notes 9s, 2018	500,000	532,500
Dresdner Funding Trust I 144A bonds 8.151s, 2031	1,365,000	1,235,325
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013	975,000	977,438
E*Trade Financial Corp. sr. unsec. unsub. notes
12 1/2s, 2017	2,020,000	2,393,700

HBOS Capital Funding LP 144A bank guaranty jr. unsec.
sub. FRB 6.071s, perpetual maturity (Jersey)		2,085,000	1,866,075
HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018
(United Kingdom)		1,650,000	1,568,196
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		555,000	577,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 8s, 2018		3,215,000	3,327,525
ING Groep NV jr. unsec. sub. notes 5.775s, perpetual
maturity (Netherlands)		545,000	485,050
iStar Financial, Inc. sr. unsec. unsub. notes Ser. B,
5.95s, 2013 (R)		545,000	534,100
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		200,000	220,000
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		1,362,000	1,430,100
Liberty Mutual Group, Inc. 144A company guaranty jr.
sub. notes FRB 10 3/4s, 2058		300,000	387,000
Liberty Mutual Group, Inc. 144A company guaranty jr.
unsec. sub. bonds 7.8s, 2037		670,000	670,000
Liberty Mutual Group, Inc. 144A company guaranty jr.
unsec. sub. notes FRN 7s, 2037		195,000	190,402
National Money Mart Co. company guaranty sr. unsec.
unsub. notes 10 3/8s, 2016 (Canada)		1,825,000	2,030,313
NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027		400,000	409,000
Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015		1,920,000	1,963,200
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)		1,645,000	1,661,450
Provident Funding Associates 144A sr. notes 10 1/4s,
2017		1,575,000	1,740,375
Provident Funding Associates 144A sr. notes 10 1/8s,
2019		790,000	810,738
Regions Financing Trust II company guaranty jr. unsec.
sub. bonds FRB 6 5/8s, 2047		2,105,000	1,894,500
Residential Capital LLC company guaranty jr. notes
9 5/8s, 2015		3,625,000	3,661,250
Royal Bank of Scotland Group PLC jr. unsec. sub. bonds
FRB 7.648s, 2049 (United Kingdom)		3,150,000	2,898,000
Sabra Health Care LP/Sabra Capital Corp. 144A company
guaranty sr. notes 8 1/8s, 2018 (R)		1,070,000	1,128,850
SLM Corp. sr. notes Ser. MTN, 8s, 2020		1,235,000	1,310,644
SLM Corp. sr. notes Ser. MTN, 6 1/4s, 2016		1,475,000	1,521,738
SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018		4,310,000	4,741,000
Springleaf Finance Corp. sr. unsec. bond Ser. MTN,
5.85s, 2013		885,000	870,619
Springleaf Finance Corp. sr. unsec. notes Ser. MTNI,
4 7/8s, 2012		1,835,000	1,805,181
Springleaf Finance Corp. sr. unsec. notes Ser. MTNJ,
6.9s, 2017		3,925,000	3,522,688
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.188s, 2014		330,000	318,450
			80,333,407

Gaming and lottery (3.0%)
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		1,460,000	1,551,250
Ameristar Casinos, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		1,875,000	2,015,625
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2018		3,682,000	3,461,080
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2015		435,000	444,788
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017		3,435,000	3,898,725
Isle of Capri Casinos, Inc. company guaranty 7s, 2014		2,639,000	2,615,909
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		1,995,000	199,500
MGM Resorts International company guaranty sr. unsec.
notes 6 5/8s, 2015		710,000	674,500
MGM Resorts International sr. notes 10 3/8s, 2014		260,000	291,200
MGM Resorts International 144A sr. notes 9s, 2020		330,000	360,525
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014		2,300,000	2,449,500
Penn National Gaming, Inc. sr. unsec. sub. notes
8 3/4s, 2019		385,000	429,275
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. notes 8 5/8s, 2017		410,000	449,975
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		2,045,000	2,075,675
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
company guaranty mtge. notes 7 3/4s, 2020		885,000	935,888
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		2,466,000	2,768,085
			24,621,500

Health care (6.2%)
Aviv Healthcare Properties LP 144A sr. notes 7 3/4s,
2019		1,085,000	1,131,113
Biomet, Inc. company guaranty sr. unsec. bonds 10s,
2017		805,000	896,569
Capella Healthcare, Inc. 144A company guaranty sr.
notes 9 1/4s, 2017		1,685,000	1,811,375
CHS/Community Health Systems, Inc. company guaranty
sr. unsec. sub. notes 8 7/8s, 2015		2,675,000	2,835,500
ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017
(Luxembourg)	EUR	610,000	873,431
ConvaTec Healthcare E SA 144A sr. unsec. notes
10 1/2s, 2018 (Luxembourg)		$3,110,000	3,319,925
DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s,
2020		415,000	420,706

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s,
2018	1,240,000	1,257,050
Elan Finance PLC/Elan Finance Corp. company guaranty
sr. unsec. notes 8 3/4s, 2016 (Ireland)	2,070,000	2,183,850
Fresenius Medical Care US Finance, Inc. 144A company
guaranty sr. notes 5 3/4s, 2021	1,920,000	1,857,600
Giant Funding Corp. 144A sr. notes 8 1/4s, 2018 (Spain)	1,380,000	1,417,950
HCA Holdings, Inc. 144A sr. unsec. notes 7 3/4s, 2021	1,485,000	1,562,963
HCA, Inc. company guaranty sr. notes 9 7/8s, 2017	515,000	579,375
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)	2,163,000	2,346,855
HCA, Inc. company guaranty sr. notes 8 1/2s, 2019	2,865,000	3,208,800
HCA, Inc. sr. sec. notes 9 1/4s, 2016	2,735,000	2,953,800
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	1,765,000	1,791,475
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	1,160,000	1,190,450
Multiplan, Inc. 144A company guaranty sr. notes
9 7/8s, 2018	1,190,000	1,280,738
Quintiles Transnational Corp. 144A sr. notes 9 1/2s,
2014 (PIK)	1,130,000	1,159,663
Select Medical Corp. company guaranty 7 5/8s, 2015	984,000	999,990
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	2,220,000	2,303,250
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	577,149	588,692
Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	400,000	437,000
Tenet Healthcare Corp. company guaranty sr. notes 10s,
2018	560,000	658,000
Tenet Healthcare Corp. sr. notes 9s, 2015	2,705,000	2,975,500
Tenet Healthcare Corp. sr. notes 8 7/8s, 2019	775,000	881,563
Tenet Healthcare Corp. sr. unsec. notes 8s, 2020	1,460,000	1,503,800
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	655,000	691,025
Valeant Pharmaceuticals International 144A company
guaranty sr. notes 7s, 2020	250,000	258,438
Valeant Pharmaceuticals International 144A company
guaranty sr. unsec. notes 6 7/8s, 2018	625,000	650,000
Valeant Pharmaceuticals International 144A sr. notes
6 3/4s, 2017	250,000	258,750
Vanguard Health Systems, Inc. 144A sr. notes zero %,
2016	1,740,000	1,122,300
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	3,150,000	3,364,691
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	125,000	132,615
		50,904,802

Homebuilding (1.4%)
Beazer Homes USA, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2015	695,000	689,788
Beazer Homes USA, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2018	850,000	879,750
Beazer Homes USA, Inc. 144A sr. notes 9 1/8s, 2019	990,000	1,020,938
M/I Homes, Inc. 144A sr. unsec. notes 8 5/8s, 2018	2,450,000	2,492,875
Realogy Corp. 144A company guaranty sr. notes 7 7/8s,
2019	450,000	451,688
Realogy Corp. 144A company guaranty sr. unsec. notes
11 1/2s, 2017	2,715,000	2,877,900
Standard Pacific Corp. company guaranty sr. notes
10 3/4s, 2016	1,235,000	1,451,125
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015	270,000	283,500
Standard Pacific Corp. 144A company guaranty sr.
unsec. notes 8 3/8s, 2021	1,240,000	1,308,200
		11,455,764

Household furniture and appliances (0.3%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	945,000	967,444
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016	1,345,000	1,526,575
		2,494,019

Lodging/Tourism (0.6%)
CityCenter Holdings LLC/CityCenter Finance Corp. 144A
company guaranty sr. notes 10 3/4s, 2017 (PIK)	1,755,000	1,833,975
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)	2,775,000	3,156,563
		4,990,538

Media (0.3%)
Nielsen Finance LLC/Nielsen Finance Co. sr. notes
11 5/8s, 2014	235,000	276,125
Nielsen Finance, LLC/Nielsen Finance Co. 144A company
guaranty sr. unsec. notes 7 3/4s, 2018	1,250,000	1,351,563
WMG Acquisition Corp. company guaranty sr. sub. notes
7 3/8s, 2014	740,000	722,425
WMG Holdings Corp. company guaranty sr. unsec. disc.
notes 9 1/2s, 2014	380,000	382,850
		2,732,963

Miscellaneous (0.1%)
Nexeo Solutions, LLC/Nexeo Solutions Finance Corp.

144A sr. sub. notes 8 3/8s, 2018	470,000	478,225
		478,225

Oil and gas (8.6%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	2,840,000	3,146,001
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	1,410,000	1,543,775
Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017	335,000	373,389
Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040	690,000	675,440
ATP Oil & Gas Corp. company guaranty sr. notes
11 7/8s, 2015	670,000	683,400
Brigham Exploration Co. 144A company guaranty sr.
unsec. notes 8 3/4s, 2018	1,225,000	1,359,750
Carrizo Oil & Gas, Inc. 144A sr. unsec. notes 8 5/8s,
2018	2,285,000	2,427,813
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	1,540,000	1,624,700
Chaparral Energy, Inc. 144A company guaranty sr.
unsec. notes 8 1/4s, 2021	585,000	595,238
Chaparral Energy, Inc. 144A sr. notes 9 7/8s, 2020	1,140,000	1,268,250
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	220,000	235,950
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015	400,000	496,000
Compton Petroleum Finance Corp. company guaranty sr.
unsec. notes 10s, 2017 (Canada)	1,277,193	1,008,982
Comstock Resources, Inc. company guaranty sr. unsub.
notes 8 3/8s, 2017	1,090,000	1,129,513
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	2,630,000	2,781,225
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)	1,410,000	1,526,325
Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018	3,130,000	3,450,825
Denbury Resources, Inc. company guaranty sr. sub.
notes 9 3/4s, 2016	330,000	374,550
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020	1,240,000	1,370,200
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 6 3/8s, 2021	825,000	830,156
EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018	3,315,000	3,306,713
Ferrellgas LP/Ferrellgas Finance Corp. 144A sr. notes
6 1/2s, 2021	860,000	838,500
Forest Oil Corp. sr. notes 8s, 2011	3,201,000	3,345,045
Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019	1,720,000	1,722,150
Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s,
2021	1,835,000	1,876,288
Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019	1,105,000	1,157,488
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	300,000	310,500
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018	360,000	385,200
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	3,230,000	3,302,675
Offshore Group Investments, Ltd. 144A sr. notes
11 1/2s, 2015	1,300,000	1,456,000
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	1,360,000	741,200
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)	3,190,000	1,738,550
OPTI Canada, Inc. 144A company guaranty sr. notes
9 3/4s, 2013 (Canada)	430,000	425,163
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)	65,000	64,838
Petrohawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	455,000	523,250
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	1,985,000	2,243,050
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	365,000	383,250
Plains Exploration & Production Co. company guaranty
7s, 2017	3,065,000	3,195,263
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	480,000	466,800
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015	565,000	583,363
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	1,265,000	1,476,888
Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020	640,000	676,000
Rosetta Resources, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018	1,900,000	2,104,250
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	2,625,000	2,657,813
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	3,285,000	3,441,038
SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s,
2016	570,000	632,700
SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019	715,000	723,044
Whiting Petroleum Corp. company guaranty 7s, 2014	1,245,000	1,325,925
Williams Cos., Inc. (The) notes 7 3/4s, 2031	1,800,000	2,142,711
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	541,000	676,186
		70,823,323

Publishing (0.7%)
American Media Operations, Inc. sr. unsec. sub. notes
company guaranty 8 7/8s, 2012 (F)	85,000	25,288
American Media Operations, Inc. 144A company guaranty
sr. unsec. sub. notes 8 7/8s, 2012 (F)	11,090	3,299
Cengage Learning Acquisitions, Inc. 144A sr. notes
10 1/2s, 2015	2,045,000	2,121,688

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	1,250,000	1,256,250
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	490,000	494,900
McClatchy Co. (The) company guaranty sr. notes
11 1/2s, 2017	1,430,000	1,623,050
Vertis, Inc. company guaranty sr. sec. notes Ser. A,
8 1/2s, 2012 (F)(PIK)	706,925	168,778
		5,693,253

Regional Bells (0.9%)
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015	700,000	714,000
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018	1,685,000	1,600,750
Frontier Communications Corp. sr. unsec. notes 8 1/2s,
2020	1,485,000	1,648,350
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2017	905,000	1,000,025
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2014	570,000	640,538
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018	205,000	228,063
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	70,000	71,050
Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016	445,000	531,219
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	1,135,000	1,197,425
		7,631,420

Retail (2.8%)
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	505,000	525,200
Bon-Ton Department Stores, Inc. (The) company guaranty
10 1/4s, 2014	2,195,000	2,252,619
Burlington Coat Factory Warehouse Corp. 144A company
guaranty sr. unsec. notes 10s, 2019	1,175,000	1,186,750
Giraffe Acquisition Corp. 144A sr. unsec. notes
9 1/8s, 2018	745,000	759,900
Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020	640,000	676,800
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 5.9s, 2016	1,455,000	1,553,213
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. unsub. notes 8 3/8s, 2015	545,000	630,838
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	1,490,000	1,627,825
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015	21,144	22,148
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
sub. notes 10 3/8s, 2015	820,000	868,175
Penske Automotive Group, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2016	2,240,000	2,312,800
PETCO Animal Supplies, Inc. 144A company guaranty sr.
notes 9 1/4s, 2018	870,000	939,600
QVC Inc. 144A sr. notes 7 1/2s, 2019	1,935,000	2,065,613
QVC Inc. 144A sr. notes 7 3/8s, 2020	885,000	938,100
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018	1,180,000	1,150,500
Toys R Us - Delaware, Inc. 144A company guaranty sr.
notes 7 3/8s, 2016	365,000	387,813
Toys R Us Property Co., LLC company guaranty sr. notes
8 1/2s, 2017	1,420,000	1,544,250
Toys R Us Property Co., LLC company guaranty sr.
unsec. notes 10 3/4s, 2017	2,755,000	3,147,588
		22,589,732

Technology (5.4%)
Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s,
2020	500,000	522,500
Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029	210,000	182,700
Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s,
2015	2,070,000	2,142,450
Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	1,600,000	1,584,000
Buccaneer Merger Sub., Inc. 144A sr. notes 9 1/8s, 2019	1,635,000	1,765,800
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)	1,696,350	1,802,372
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	2,070,000	2,168,325
CommScope, Inc. 144A sr. notes 8 1/4s, 2019	1,205,000	1,250,188
Fidelity National Information Services, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2020	455,000	505,050
Fidelity National Information Services, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2017	895,000	986,738
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)	2,000,512	2,125,544
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016	2,645,000	2,552,425
First Data Corp. 144A company guaranty sr. notes
8 7/8s, 2020	630,000	689,850
First Data Corp. 144A sr. bonds 12 5/8s, 2021	4,145,000	4,341,888
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)	303,855	317,528
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018	1,115,000	1,268,313
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 9 1/4s, 2018	1,515,000	1,689,225
Freescale Semiconductor, Inc. 144A company guaranty
sr. unsec. notes 10 3/4s, 2020	4,205,000	4,856,775
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	155,000	162,944
Iron Mountain, Inc. company guaranty sr. unsec. sub.

notes 8s, 2020		75,000	80,719
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		540,000	597,375
Jazz Technologies, Inc. company guaranty sr. unsec.
notes 8s, 2015 (F)		989,000	954,385
NXP BV/NXP Funding, LLC 144A company guaranty sr.
notes 9 3/4s, 2018 (Netherlands)		2,960,000	3,381,800
Seagate HDD Cayman 144A company guaranty sr. unsec.
notes 7 3/4s, 2018 (Cayman Islands)		1,615,000	1,655,375
STATS ChipPAC, Ltd. 144A company guaranty sr. unsec.
notes 7 1/2s, 2015 (Singapore)		235,000	257,325
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		1,817,000	1,914,664
SunGard Data Systems, Inc. 144A sr. unsec. notes
7 5/8s, 2020		1,420,000	1,466,150
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016		485,000	544,413
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015		2,300,000	2,748,500
			44,515,321

Telecommunications (7.6%)
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		2,520,000	2,746,800
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		1,570,000	1,711,300
CPI International Acquisition, Inc. 144A sr. notes 8s,
2018		455,000	458,413
Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018
(Jamaica)		925,000	1,054,500
Digicel Group, Ltd. 144A sr. notes 8 1/4s, 2017
(Jamaica)		2,580,000	2,696,100
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)		185,000	198,875
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/4s, 2015 (Luxembourg)		690,000	715,013
Intelsat Jackson Holding Co. company guaranty sr.
unsec. notes 11 1/4s, 2016 (Bermuda)		1,835,000	1,961,248
Intelsat Jackson Holdings SA 144A sr. unsec. notes
7 1/4s, 2020 (Bermuda)		1,895,000	1,947,113
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) (PIK)		3,996,093	4,435,663
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)		3,165,000	3,501,281
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 7/8s, 2015 (Bermuda)		510,000	525,300
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 1/2s, 2013 (Bermuda)		220,000	221,375
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		2,755,000	2,844,538
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		3,125,000	3,281,250
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020		675,000	657,281
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		2,805,000	2,812,013
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		2,450,000	2,774,625
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 8 7/8s, 2019		725,000	801,125
PAETEC Escrow Corp. 144A sr. unsec. notes 9 7/8s, 2018		2,320,000	2,499,800
PAETEC Holding Corp. company guaranty sr. notes
8 7/8s, 2017		915,000	992,775
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		1,380,000	1,454,175
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2019		745,000	821,363
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8s, 2016		1,365,000	1,487,850
Sprint Capital Corp. company guaranty 6 7/8s, 2028		4,065,000	3,663,581
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		4,315,000	4,784,256
Sprint Nextel Corp. sr. unsec. notes 6s, 2016		535,000	533,663
Wind Acquisition Finance SA 144A company guaranty sr.
notes 7 1/4s, 2018 (Netherlands)		2,370,000	2,447,025
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)		1,400,000	1,606,500
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)	EUR	150,000	238,493
Wind Acquisition Holdings Finance SA 144A company
guaranty sr. notes 12 1/4s, 2017 (Italy) (PIK)		$932,040	1,090,487
Windstream Corp. company guaranty sr. unsec. unsub.
notes 8 5/8s, 2016		1,805,000	1,908,788
Windstream Corp. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2013		795,000	875,494
Windstream Corp. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2018		505,000	540,350
Windstream Corp. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2017		1,890,000	2,053,013
			62,341,426

Telephone (0.5%)
Cricket Communications, Inc. company guaranty sr.
unsec. notes 7 3/4s, 2020		2,825,000	2,704,938
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		995,000	1,052,213
			3,757,151

Textiles (0.4%)
Hanesbrands, Inc. company guaranty sr. unsec. notes

6 3/8s, 2020	1,110,000	1,070,595
Hanesbrands, Inc. sr. unsec. notes 8s, 2016	980,000	1,060,850
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	1,135,000	1,187,494
		3,318,939

Tire and rubber (0.3%)
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016	1,795,000	2,046,300
		2,046,300

Transportation (0.7%)
AMGH Merger Sub., Inc. 144A company guaranty sr. notes
9 1/4s, 2018	2,265,000	2,412,225
Swift Services Holdings, Inc. 144A company guaranty
sr. notes 10s, 2018	1,880,000	2,058,600
Western Express, Inc. 144A sr. notes 12 1/2s, 2015	1,445,000	1,401,650
		5,872,475

Utilities and power (4.1%)
AES Corp. (The) sr. unsec. notes 8s, 2020	520,000	569,400
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	1,855,000	2,012,675
Aguila 3 SA 144A company guaranty sr. notes 7 7/8s,
2018 (Luxembourg)	655,000	679,563
Calpine Corp. 144A company guaranty sr. notes 7 7/8s,
2020	1,340,000	1,410,350
Calpine Corp. 144A sr. notes 7 1/4s, 2017	2,467,000	2,584,183
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	1,430,000	1,530,203
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019	4,165,000	3,009,213
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	755,000	675,725
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	530,000	530,663
Edison Mission Energy sr. unsec. notes 7.2s, 2019	1,035,000	822,825
Edison Mission Energy sr. unsec. notes 7s, 2017	45,000	36,563
El Paso Corp. sr. unsec. notes 7s, 2017	750,000	837,914
El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031	705,000	743,775
El Paso Natural Gas Co. debs. 8 5/8s, 2022	765,000	964,722
Energy Future Holdings Corp. company guaranty sr.
unsec. notes 11 1/4s, 2017 (PIK)	370,470	302,859
Energy Future Holdings Corp. 144A sr. bonds 10 1/4s,
2020	560,000	583,157
Energy Future Intermediate Holdings Co., LLC sr. notes
10s, 2020	835,000	871,616
Energy Transfer Equity LP company guaranty sr. unsec.
notes 7 1/2s, 2020	1,315,000	1,425,131
GenOn Americas Generation, LLC sr. unsec. notes
9 1/8s, 2031	1,245,000	1,294,800
GenOn Americas Generation, LLC sr. unsec. notes 8.3s,
2011	1,400,000	1,410,500
GenOn Escrow Corp. 144A sr. notes 9 7/8s, 2020	2,475,000	2,604,938
GenOn Escrow Corp. 144A sr. unsec. notes 9 1/2s, 2018	380,000	398,050
Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016	230,000	249,550
NRG Energy, Inc. company guaranty 7 3/8s, 2017	935,000	981,750
NRG Energy, Inc. sr. notes 7 3/8s, 2016	2,685,000	2,778,975
NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020	935,000	954,724
NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017	190,000	194,651
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	275,000	308,688
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	305,000	339,636
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes 10 1/2s, 2016 (PIK)	2,381,943	1,333,888
Texas Competitive Electric Holdings Co., LLC 144A
company guaranty sr. notes 15s, 2021	1,660,000	1,477,400
		33,918,087

Total corporate bonds and notes (cost $693,655,383)		$734,404,577

SENIOR LOANS (5.8%)(a)(c)
	Principal amount	Value

Basic materials (0.3%)
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom)	$939,923	$968,512
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom)	940,500	969,107
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016	549,300	553,191
		2,490,810

Broadcasting (0.4%)
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.91s, 2016	1,551,361	1,420,271
Univision Communications, Inc. bank term loan FRN
4.51s, 2017	1,740,579	1,697,686
		3,117,957

Capital goods (0.1%)
Pinafore, LLC bank term loan FRN Ser. B1, 4 1/4s, 2016	443,980	445,645
		445,645

Commercial and consumer services (0.1%)
Brickman Group Holdings, Inc. bank term loan FRN
Ser. B, 7 1/4s, 2016	435,000	444,062

Compucom Systems, Inc. bank term loan FRN 3.76s, 2014	584,456	564,000
		1,008,062

Communication services (0.2%)
CCO Holdings, LLC / CCO Holdings Capital Corp. bank
term loan FRN 2.76s, 2014	1,275,000	1,259,063
		1,259,063

Consumer cyclicals (1.9%)
Advantage Sales & Marketing, LLC bank term loan FRN
9 1/4s, 2018	185,000	188,546
CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017	2,210,000	2,236,935
CCM Merger, Inc. bank term loan FRN Ser. B, 5.471s,
2012	1,769,202	1,780,259
Cedar Fair LP bank term loan FRN 5.5s, 2016	640,077	645,392
Cengage Learning Acquisitions, Inc. bank term loan FRN
Ser. B, 2.55s, 2014	888,927	855,370
Cengage Learning Acquisitions, Inc. bank term loan FRN
Ser. B3, 3.766s, 2014	4,219,941	3,547,916
Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014	237,478	217,546
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.26s, 2014	656,493	307,567
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.26s, 2014	244,960	114,764
Golden Nugget, Inc. bank term loan FRN 2.27s, 2014
(PIK)	425,637	367,466
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.27s,
2014 (PIK)	747,725	645,536
Goodman Global, Inc. bank term loan FRN 9s, 2017	570,000	587,456
NBTY, Inc. bank term loan FRN Ser. B, 6 1/4s, 2017	490,000	495,002
Revel Entertainment, LLC bank term loan FRN Ser. B,
9s, 2017	380,000	379,763
Six Flags Theme Parks bank term loan FRN Ser. B,
5 1/2s, 2016	1,770,584	1,784,970
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	2,424,169	1,731,550
		15,886,038

Consumer staples (0.6%)
Claire's Stores, Inc. bank term loan FRN 3.046s, 2014	2,257,218	2,198,772
Del Monte Foods Co. bank term loan FRN Ser. B, 4 1/2s,
2018	970,000	976,063
Huish Detergents, Inc. bank term loan FRN 4.51s, 2014	735,000	725,813
Revlon Consumer Products bank term loan FRN 6s, 2015	1,195,963	1,200,261
Rite-Aid Corp. bank term loan FRN Ser. B, 2.017s, 2014	116,700	112,966
		5,213,875

Energy (0.1%)
MEG Energy Corp. bank term loan FRN 6s, 2016 (Canada)	464,125	468,380
		468,380

Financials (0.6%)
AGFS Funding Co. bank term loan FRN 7 1/4s, 2015	1,520,000	1,533,528
CNO Financial Group, Inc. bank term loan FRN 7 1/2s,
2016	710,000	714,141
Fifth Third Processing Solutions, Inc. bank term loan
FRN 8 1/4s, 2017	370,000	379,019
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	799,875	803,874
iStar Financial, Inc. bank term loan FRN 1.763s, 2011	1,260,000	1,242,675
Nuveen Investments, Inc. bank term loan FRN Ser. B,
5.802s, 2017	223,476	222,638
Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.303s, 2014	191,259	185,441
		5,081,316

Gaming and lottery (0.2%)
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B, 9 1/2s, 2016	490,050	519,317
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.303s, 2015	760,000	704,086
		1,223,403

Health care (0.6%)
Ardent Health Systems bank term loan FRN Ser. B,
6 1/2s, 2015	1,662,438	1,672,134
Axcan Intermediate Holdings, Inc. bank term loan FRN
Ser. B, 5 1/2s, 2017 (U)	575,000	576,438
Carestream Health, Inc. bank term loan FRN Ser. B, 5s,
2017	1,215,000	1,205,888
Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)	860,000	870,034
IASIS Healthcare, Corp. bank term loan FRN 5.554s,
2014 (PIK)	902,470	888,557
		5,213,051

Homebuilding (0.3%)
Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017	2,600,000	2,864,875
		2,864,875

Retail (0.1%)
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 6 1/4s, 2017	435,000	436,450
		436,450

Technology (0.1%)
Avaya, Inc. bank term loan FRN Ser. B1, 3.034s, 2014	263,332	255,267
Avaya, Inc. bank term loan FRN Ser. B3, 4.784s, 2017	528,957	518,189
		773,456

Telecommunications (--%)
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	265,000	284,213
		284,213

Utilities and power (0.2%)
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B2, 3.787s, 2014	1,977,654	1,666,668
		1,666,668

Total senior loans (cost $47,658,598)		$47,433,262

CONVERTIBLE BONDS AND NOTES (1.8%)(a)
	Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	$191,000	$195,536
Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024	1,070,000	1,217,125
ArvinMeritor, Inc. cv. company guaranty sr. unsec.
notes 4s, 2027	1,545,000	1,620,319
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040	1,157,000	1,229,313
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	490,000	713,256
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	700,000	1,279,670
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)	655,000	921,094
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	1,000,000	991,250
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	773,000	981,227
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036	1,250,000	1,282,813
TRW Automotive, Inc. 144A cv. company guaranty sr.
notes 3 1/2s, 2015	825,000	1,702,594
Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016
(United Kingdom)	970,000	1,622,325
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	959,000	1,309,994

Total convertible bonds and notes (cost $11,569,653)		$15,066,516

ASSET-BACKED SECURITIES (0.4%)(a)
	Principal amount	Value

Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)	$3,901,050	$1,413,070
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)	6,684,836	1,831,358

Total asset-backed securities (cost $2,040,547)		$3,244,428

SHORT-TERM INVESTMENTS (0.9%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.17% (e)	7,260,195	$7,260,195
U.S. Treasury Bills for an effective yield of 0.19%,
August 25, 2011	$140,000	139,833
U.S. Treasury Bills for an effective yield of 0.23%,
July 28, 2011	200,000	199,789

Total short-term investments (cost $7,599,874)		$7,599,817

TOTAL INVESTMENTS

Total investments (cost $762,524,055) (b)		$807,748,600

FORWARD CURRENCY CONTRACTS at 2/28/11 (aggregate face value $12,788,574) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Canadian Dollar	Sell	3/16/11	$514,729	$502,669	$(12,060)
	Euro	Sell	3/16/11	2,163,333	2,161,736	(1,597)

Barclays Bank PLC
	Euro	Sell	3/16/11	1,066,900	1,066,136	(764)

Citibank, N.A.
	Euro	Buy	3/16/11	645,164	644,590	574

Credit Suisse AG
	Euro	Sell	3/16/11	2,243,513	2,241,060	(2,453)

Deutsche Bank AG
	Euro	Buy	3/16/11	56,857	56,819	38

Goldman Sachs International
	Euro	Sell	3/16/11	1,533,212	1,531,514	(1,698)

HSBC Bank USA, National Association
	Euro	Sell	3/16/11	347,353	347,104	(249)

JPMorgan Chase Bank, N.A.
	Euro	Sell	3/16/11	841,818	840,958	(860)

Royal Bank of Scotland PLC (The)
	Euro	Buy	3/16/11	270,624	270,420	204

State Street Bank and Trust Co.
	Euro	Sell	3/16/11	925,723	924,784	(939)

UBS AG
	Euro	Sell	3/16/11	1,455,103	1,454,450	(653)

Westpac Banking Corp.
	Canadian Dollar	Buy	3/16/11	554,878	544,472	10,406
	Euro	Sell	3/16/11	202,036	201,862	(174)

Total						$(10,225)

Key to holding's currency abbreviations

EUR	Euro

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I
MTNJ	Medium Term Notes Class J

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through February 28, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $820,607,506.

(b) The aggregate identified cost on a tax basis is $762,612,197, resulting in gross unrealized appreciation and depreciation of $56,418,932 and $11,282,529, respectively, or net unrealized appreciation of $45,136,403.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $4,015 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $51,002,557 and $65,730,133, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(R) Real Estate Investment Trust.

(U) This security, in part or in entirety, represents unfunded loan commitments. As of the close of the reporting period, the fund had unfunded loan commitments of $191,667, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Axcan Intermediate Holdings, Inc.	$191,667

Totals	$191,667

At the close of the reporting period, the fund maintained liquid assets totaling $23,866 to cover certain derivatives contracts and securities sold short.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $21,275 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$--	$3,244,428

Convertible bonds and notes	--	15,066,516	--

Corporate bonds and notes	--	733,239,530	1,165,047

Senior loans	--	47,433,262	--

Short-term investments	7,260,195	339,622	--

Totals by level	$7,260,195	$796,078,930	$4,409,475

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(10,225)	$--

Totals by level	$--	$(10,225)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$11,222	$21,447

Total	$11,222	$21,447

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2011